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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2011
                                       --------------

Check here if Amendment [_]; Amendment Number: _________________________________

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vulcan Value Partners, LLC

Address: 3500 Blue Lake Drive, Suite 400
         Birmingham, AL 35423

Form 13F File Number: 28-_________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   F. Hampton McFadden, Jr.

Title:  Chief Compliance Officer

Phone:  205-803-1582

Signature, Place, and Date of Signing:

  /s/ F. Hampton McFadden, Jr.      Birmingham, AL             August 29, 2012
                                                                      --

Report Type:

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE

[_]  13F COMBINATION REPORT

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                  -----------

Form 13F Information Table Entry Total:               47
                                                  -----------

Form 13F Information Table Value Total:            $143,140
                                                  -----------
                                                  (thousands)

List of Other Included Managers: NONE


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                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D C.R. BARD INC                  COM              067383109     1172    11798 SH       SOLE                  11798        0        0
D BOLT TECHNOLOGY CORP           COM              097698104     1341    99020 SH       SOLE                  99020        0        0
D CHUBB CORP                     COM              171232101     2757    44976 SH       SOLE                  44976        0        0
D CHURCH & DWIGHT                COM              171340102     1498    18886 SH       SOLE                  18886        0        0
D CORELOGIC INC                  COM              21871D103     3008   162619 SH       SOLE                 162619        0        0
D COMCAST "A SPL"                COM              20030N200     4141   178331 SH       SOLE                 178331        0        0
D CISCO SYSTEMS INC              COM              17275R102     2388   139269 SH       SOLE                 139269        0        0
D DONALDSON CO                   COM              257651109     2534    41340 SH       SOLE                  41340        0        0
D DIAGEO PLC-ADR                 COM              25243Q205     1725    22634 SH       SOLE                  22634        0        0
D WALT DISNEY CO                 COM              254687106     2975    69047 SH       SOLE                  69047        0        0
D DISCOVERY COMMUNICATIONS - A   COM              25470F104     1607    40272 SH       SOLE                  40272        0        0
D DUN & BRADSTREET CORP          COM              26483E100     2595    32344 SH       SOLE                  32344        0        0
D DOVER CORP                     COM              260003108     1766    26868 SH       SOLE                  26868        0        0
D DR PEPPER SNAPPLE GROUP        COM              26138E109     2284    61460 SH       SOLE                  61460        0        0
D DIRECTV                        COM              25490A101     6598   140985 SH       SOLE                 140985        0        0
D ENDURANCE SPECIALTY HOLDINGS   COM              G30397106     2908    59571 SH       SOLE                  59571        0        0
D FAIR ISAAC CORP                COM              303250104     2494    78888 SH       SOLE                  78888        0        0
D GOOGLE INC                     COM              38259P508     6065    10337 SH       SOLE                  10337        0        0
D HEWLETT-PACKARD                COM              428236103     5013   122356 SH       SOLE                 122356        0        0
D HEARTLAND PMT SYS              COM              42235N108     2188   124799 SH       SOLE                 124799        0        0
D HURCO COMPANIES INC            COM              447324104      411    13463 SH       SOLE                  13463        0        0
D INTERVAL LEISURE GROUP         COM              46113M108     1892   115699 SH       SOLE                 115699        0        0
D INVESTMENT TECHNOLOGY GROUP    COM              46145F105     4660   256205 SH       SOLE                 256205        0        0
D JOHNSON & JOHNSON              COM              478160104     3065    51726 SH       SOLE                  51726        0        0
D JANUS CAP GROUP INC            COM              47102X105     2830   226976 SH       SOLE                 226976        0        0
D JOS A BANK CLOTHIERS INC       COM              480838101     1933    37983 SH       SOLE                  37983        0        0
D KMG CHEMICALS I                COM              482564101     1906    96944 SH       SOLE                  96944        0        0
D COCA-COLA CO                   COM              191216100     4711    71011 SH       SOLE                  71011        0        0
D LINCOLN ELECTRIC HOLDINGS      COM              533900106     1724    22706 SH       SOLE                  22706        0        0
D LENDER PROCESSING SERVICES I C COM              52602E102     2894    89889 SH       SOLE                  89889        0        0
D MASTERCARD INC                 COM              57636Q104     6435    25566 SH       SOLE                  25566        0        0
D MEDTRONIC INC                  COM              585055106     2669    67828 SH       SOLE                  67828        0        0
D MARKEL CORP                    COM              570535104     1117     2696 SH       SOLE                   2696        0        0
D MILLER INDUSTRIES INC          COM              600551204      294    18087 SH       SOLE                  18087        0        0
D MICROSOFT CORP                 COM              594918104     4125   162446 SH       SOLE                 162446        0        0
D NATHAN'S FAMOUS                COM              632347100     2396   139898 SH       SOLE                 139898        0        0
D NASDAQ STOCK MKT INC           COM              631103108     7174   277633 SH       SOLE                 277633        0        0
D PROCTER & GAMBLE               COM              742718109     1320    21432 SH       SOLE                  21432        0        0
D PROASSURANCE CORP              COM              74267C106     3048    48101 SH       SOLE                  48101        0        0
D EVEREST RE GROUP LTD           COM              G3223R108     6658    75508 SH       SOLE                  75508        0        0
D SONIC CORP                     COM              835451105     2822   311815 SH       SOLE                 311815        0        0
D TEVA PHARMACEUTICAL ADR        COM              881624209     6234   124250 SH       SOLE                 124250        0        0
D SPEEDWAY MOTORS                COM              847788106     1881   117730 SH       SOLE                 117730        0        0
D WATSON WYATT & CO              COM              891894107     2554    46045 SH       SOLE                  46045        0        0
D TIME WARNER CABLE INC          COM              88732J207     4388    61505 SH       SOLE                  61505        0        0
D TEXAS INSTRUMENTS INC          COM              882508104     2593    75022 SH       SOLE                  75022        0        0
D WHIRLPOOL CORP                 COM              963320106     4349    50948 SH       SOLE                  50948        0        0
